SUBSEQUENT EVENTS (Details Textual) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended		12 Months Ended		0 Months Ended				1 Months Ended	0 Months Ended				1 Months Ended		0 Months Ended		2 Months Ended	4 Months Ended		1 Months Ended		0 Months Ended					1 Months Ended								4 Months Ended			1 Months Ended	4 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 06, 2013 USD ($)	Oct. 17, 2013 USD ($)	Sep. 24, 2013	Jan. 31, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Magna Group LLC [Member]	Oct. 01, 2013 Ten Year Warrant [Member] USD ($)	Mar. 06, 2014 Minimum [Member] USD ($)	Mar. 06, 2014 Maximum [Member] USD ($)	Mar. 31, 2013 Nickel Purchase Agreement [Member]	Dec. 31, 2013 Management Agreements [Member] USD ($)	Mar. 06, 2014 Subsequent Event [Member]	Mar. 10, 2014 Subsequent Event [Member] USD ($)	Mar. 11, 2014 Subsequent Event [Member] USD ($)	Mar. 06, 2014 Subsequent Event [Member]	Jan. 20, 2014 Subsequent Event [Member] USD ($)	Jan. 03, 2014 Subsequent Event [Member] USD ($)	Dec. 31, 2013 Subsequent Event [Member] USD ($)	Feb. 28, 2014 Subsequent Event [Member] USD ($)	Apr. 30, 2014 Subsequent Event [Member]	Jan. 01, 2014 Subsequent Event [Member]	Apr. 17, 2014 Subsequent Event [Member] Newlead Markela [Member] USD ($)	Mar. 19, 2014 Subsequent Event [Member] Newlead Markela [Member] USD ($)	Feb. 14, 2014 Subsequent Event [Member] Newlead Markela [Member] Trip One [Member] USD ($)	Feb. 14, 2014 Subsequent Event [Member] Newlead Markela [Member] Trip Two [Member] USD ($)	Mar. 13, 2014 Subsequent Event [Member] Pallas Holdings LLC [Member] USD ($)	Mar. 04, 2014 Subsequent Event [Member] Ironridge Global IV, Ltd [Member] USD ($)	Jan. 03, 2014 Subsequent Event [Member] Dominion Capital L.L.C [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Mr. Zolotas [Member]	Mar. 11, 2014 Subsequent Event [Member] Mr. Zolotas [Member]	Jan. 20, 2014 Subsequent Event [Member] Mr. Zolotas [Member]	Jan. 07, 2014 Subsequent Event [Member] Mr. Zolotas [Member]	May 31, 2013 Subsequent Event [Member] Mr. Zolotas [Member]	Apr. 10, 2014 Subsequent Event [Member] Ten Year Warrant [Member] USD ($)	Mar. 06, 2014 Subsequent Event [Member] Minimum [Member] USD ($)	Mar. 06, 2014 Subsequent Event [Member] Maximum [Member] USD ($)	Apr. 30, 2014 Subsequent Event [Member] Ironridge Credit Facility [Member]	Apr. 30, 2014 Subsequent Event [Member] Warrant [Member]	Apr. 30, 2014 Subsequent Event [Member] VAG And VPP Senior Secured Notes [Member]	Jan. 20, 2014 Subsequent Event [Member] Terra Norma and Terra Stabile [Member] EUR (€)	Apr. 30, 2014 Vendors [Member] Subsequent Event [Member] USD ($)
Share-based goods and nonemployee services transaction, quantity of securities issued																						915,290
Outstanding liability settled amount																																											$ 6,760,000
Maximum warrants to purchase common shares									9,800,000																											2,700,000
Maximum warrants to purchase common shares exercise price per share	$ 180.000					$ 180.000			$ 0.005																											$ 0.022
Minimum bid price per share																			$ 1.00	$ 1.00
Stockholders Equity, Reverse Stock Split		1-for-3	1-for-15											1-for-10			On March 6, 2014, and after approval of the Companysboard of directors and the majority of its shareholders, a 1-for-10 reverse stock split of its common stock was effectuated.
Acquistion Of Handy Size Dry Bulk Vessel															18,500
Issuance of common shares (in shares)				24,467	1,378							17,235,773										5,902,680									81,988	91,464	9,476	91,464	11,297				51,155,990		16,515,650
Warrants were exercised																																								5,935,760
Common Stock, Par or Stated Value Per Share	$ 0.10	$ 0.01	$ 0.01			$ 0.10	$ 0.10			$ 0.01	$ 0.10																										$ 0.01	$ 0.10
Rent expense						29												2,100																								1,500
Increases Of RentExpense Next Year																		22 years
Time Charter net of commission rate																								$ 6.9	$ 9.6	$ 7.25	$ 8.9
Acquisition of VAG Reduced Price																												4,000
Convertible Debt																					3,301									500
Debt Instrument, Interest Rate at Period End																													1.00%	12.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum																					8.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum																					10.00%
Issuance Convertible Redeemable Preference Stock Value																													25,000
Additional Issuance Of Preference Stock Value																													2,500
Cumulative dividends Rate																													10.75%
Shares Converted Price Per Share Of Common Stock																													$ 10.00
Preferred Stock, Liquidation Preference, Value																													10,000
Cash Received Partial Consideration	2,500
Balance Cash Expected To Be Received	22,500
Total Cash Consideration	22,500
Percentage For Debt Finance	75.00%
Management Of Oil Tanker Owned Daily Fee													$ 0.5
Additional Settlement Shares								49,400,000
Cash Paid For Deposit																$ 1,850
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights One																			3,704				819,670
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights One																			22.5				0.025
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights Two																			7,407
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Two																			17.5